Stockholders' Equity (Details)		1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended		24 Months Ended
	Jul. 13, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2018 item shares	Dec. 31, 2021 USD ($) $ / shares shares	Apr. 27, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Maximum number of shares which the Company is authorized to issue									300,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Accumulated restricted common stock issued			12,977,234		12,977,234	12,904,574		12,904,574
Accumulated restricted common stock outstanding			12,977,234		12,977,234	12,904,574		12,904,574
Preferred stock, shares issued (in shares)			0		0	0		0
Proceeds from issuance of warrants | $	$ 100
Accumulated restricted common stock vested										4,489,738
Restricted shares issued in exchange for subscriptions receivable							292,250
Number of purchasers for restricted shares in exchange for subscriptions receivable | item							2
Interest rate for subscriptions receivable							4.00%
Repayment of subscription receivable | $		$ 3,290
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Cash dividends were declared or paid | $			$ 0		$ 0			$ 0
Common stock voting rights per share | $ / shares					$ 1
IPO
Class of Stock [Line Items]
Shares issued (in shares)	7,187,500
Price per share (in dollars per share) | $ / shares	$ 4.00
Gross proceeds from issuance | $	$ 28,750,000
Underwriting commissions | $	2,415,000
Other offering expenses | $	934,427
Proceeds from issuance of warrants | $	$ 100
Common shares reserved for issuance										1,050,694
Restricted Stock
Class of Stock [Line Items]
Accumulated restricted common stock issued										4,636,216
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares vested						(146,483)
Common Stock
Class of Stock [Line Items]
Maximum number of shares which the Company is authorized to issue									290,000,000
Shares issued (in shares)				7,187,500		7,187,500
Common Stock | IPO
Class of Stock [Line Items]
Common shares reserved for issuance										1,080,858
Preferred Stock
Class of Stock [Line Items]
Maximum number of shares which the Company is authorized to issue									10,000,000